Income Taxes (Details) - Schedule of Deferred Tax Assets and Liabilities - VASO CORPORATION [Member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred Tax Assets:
Net operating loss carryforwards	$ 8,367	$ 10,015
Amortization	328	343
Stock-based compensation	7	5
Allowance for doubtful accounts	99	125
Reserve for slow moving inventory	46	47
Tax credits	416	454
Expense accruals	908	786
Deferred revenue	1,835	1,330
Total gross deferred taxes	12,006	13,105
Valuation allowance	(4,543)	(10,769)	$ (12,145)
Net deferred tax assets	7,463	2,336
Deferred Tax Liabilities:
Deferred commissions	(464)	(325)
Goodwill	(1,962)	(1,703)
Depreciation	(30)	(89)
Total deferred tax liabilities	(2,456)	(2,117)
Total deferred tax assets (liabilities)	5,007	219
Recorded as:
Non-current deferred tax assets	5,007	219
Non-current deferred tax liabilities	0	0
Total deferred tax assets (liabilities)	$ 5,007	$ 219